Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Common share capital	Additional paid-in capital	Retained earnings (Accumulated deficit)	Retained earnings (Accumulated deficit) Cumulative Effect, Period of Adoption, Adjustment	Treasury common shares	Accumulated other comprehensive income (loss)
Balance at beginning of year (in shares) at Dec. 31, 2017		54,692,630				0
Balance at beginning of year at Dec. 31, 2017		$ 547	$ 1,155,542	$ (204,156)		$ 0	$ (129,052)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares (in shares)		666,588
Issuance of common shares		$ 7	3,311
Share-based compensation			11,664
Share-based settlements			918
Net Income for the year	$ 195,184			195,184
Common share cash dividends declared and paid, 1.76 per share (2019: $1.76 per share)				(83,704)
Purchase of treasury common shares (in shares)						1,254,212
Purchase of treasury common shares						$ (48,443)
Other comprehensive income (loss), net of taxes	(19,475)						(19,475)
Balance at end of year (in shares) at Dec. 31, 2018		55,359,218				1,254,212
Balance at end of year at Dec. 31, 2018	$ 882,343	$ 554	1,171,435	(92,676)		$ (48,443)	(148,527)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accounting Standards Update [Extensible List]	us-gaap:AccountingStandardsUpdate201613Member
Retirement of shares (in shares)		(2,928,788)				(2,928,788)
Retirement of shares		$ (29)	(107,926)			$ 107,955
Issuance of common shares (in shares)		574,747
Issuance of common shares		$ 5	344
Share-based compensation			17,459
Share-based settlements			257
Net Income for the year	$ 177,075			177,075
Common share cash dividends declared and paid, 1.76 per share (2019: $1.76 per share)				(93,636)
Purchase of treasury common shares (in shares)						2,293,788
Purchase of treasury common shares						$ (81,534)
Other comprehensive income (loss), net of taxes	61,430						61,430
Balance at end of year (in shares) at Dec. 31, 2019		53,005,177				619,212
Balance at end of year at Dec. 31, 2019	963,743	$ 530	1,081,569	(9,237)	$ (7,841)	$ (22,022)	(87,097)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Retirement of shares (in shares)		(3,452,000)				(3,452,000)
Retirement of shares		$ (35)	(85,222)	(7,289)		$ 92,546
Issuance of common shares (in shares)		457,771
Issuance of common shares		$ 5	1,734
Share-based compensation			14,608
Share-based settlements			637
Net Income for the year	147,217			147,217
Common share cash dividends declared and paid, 1.76 per share (2019: $1.76 per share)				(88,932)
Purchase of treasury common shares (in shares)						3,452,000
Purchase of treasury common shares						$ (86,640)
Other comprehensive income (loss), net of taxes	37,417						37,417
Balance at end of year (in shares) at Dec. 31, 2020		50,010,948				619,212
Balance at end of year at Dec. 31, 2020	$ 981,948	$ 500	$ 1,013,326	$ 33,918		$ (16,116)	$ (49,680)